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AMERICAS

US Legal Services


Maria R. L. Stewart
(860) 273-6286
Fax:  (860) 273-3004
StewartMR@ING-AFS.com


June 1, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT B POST-EFFECTIVE AMENDMENT NO. 23 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: AETNA VARIABLE ANNUITY
     FILE NOS.  333-56297 AND 811-2512
     RULE 497(J) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Supplement dated June 1, 2001 to the Prospectus contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 ("Amendment No. 23") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 23 of the Registrant's Registration Statement on Form N-4 which was declared effective on May 11, 2001. The text of Amendment No. 23 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-6286.

Sincerely,

/s/ Maria R. L. Stewart

Maria R. L. Stewart





Hartford Site                           ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975